Share Based Payments - Schedule of Movement/Recognition of the Liability (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
APIC [Member]
Schedule of Movement/Recognition of the Liability [Line Items]
Opening balance		$ 5,505
Reclassification of equity classified options to liability		(5,693)
Cash settled option expense
Share based compensation		304
Share options exercised		(54)
Share options cancelled		(14)
Effects of currency translation		(48)
Total
Share option liability [Member]
Schedule of Movement/Recognition of the Liability [Line Items]
Opening balance	17,585
Reclassification of equity classified options to liability		5,693
Cash settled option expense	2,839	12,369
Share based compensation
Share options exercised	(1,329)	(739)
Share options cancelled	(5,839)	(136)
Effects of currency translation	69	(199)
Total	$ 13,325	$ 16,988